CAPITAL STOCK (Detail Textuals 6) (Crede, USD $)	1 Months Ended		0 Months Ended
	Jan. 22, 2013 Initial Purchase Agreement Series C Warrants	Jul. 31, 2013 Second Purchase Agreement	Aug. 14, 2013 Second Purchase Agreement Series C Warrants	Jan. 08, 2013 Common Stock Series A Preferred stock	Aug. 14, 2013 Common Stock Series B Preferred stock
Stockholders' Equity Note [Line Items]
Maximum price per share to issue common stock or securities convertible into common stock		$ 11.22
Market price of common stock		$ 10.02
Convertible preferred stock issued upon conversion (in shares)				424,383	705,128
Convertible preferred stock conversion price (dollar per share)				$ 12.96	$ 7.80
Repurchase price	$ 50,000		$ 10,000